SAFE PRIVATE PLACEMENTS (Details Narrative) - Semi Cab Inc [Member] - USD ($)	3 Months Ended	20 Months Ended
	Mar. 31, 2024	Apr. 22, 2023
SAFE Agreements[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments	$ 943,041	$ 5,038,820
Invested valuation of amount	$ 10,000,000
44 SAFE Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Invested valuation of amount		4,095,779
44 SAFE Agreements [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		10,000,000
44 SAFE Agreements [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Invested valuation of amount		$ 35,000,000